EXPLORATION AND EVALUATION PROPERTY (Narrative) (Details) - Albany Property [Member] - CAD ($)	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2025
Disclosure of exploration and evaluation [line items]
Percentage of ownership of mineral deposit		100.00%
Shares issued to acquire mineral deposit	1,250,000
Number of shares yet to be issued to acquire mineral deposit	750,000
Value of shares yet to be issued to acquire mineral deposit	$ 472,500
Percentage of net smelter return payable	0.75%
Percentage of net smelter return payable purchaseable	0.50%
Purchase price of purchasable net smelter return royalty	$ 500,000
Clawback right	30.00%
Clawback right, payment amount	$ 27,500,000